CIGNA Variable Annuity Separate Account I

CIGNA Variable Annuity Separate Account I
Statements of assets and liabilities
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

Alger Capital Appreciation Portfolio - Class I-2	$323,211	$323,211	$323,211
Alger Large Cap Growth Portfolio - Class I-2	1,013,970	1,013,970	1,013,970
Alger Mid Cap Growth Portfolio - Class I-2	653,182	653,182	653,182
Alger Small Cap Growth Portfolio - Class I-2	533,265	533,265	533,265
Fidelity® VIP Asset Manager Portfolio - Initial Class	8,415	8,415	8,415
Fidelity® VIP Equity-Income Portfolio - Initial Class	488,821	488,821	488,821
Fidelity® VIP Government Money Market Portfolio - Initial Class	80,218	80,218	80,218
Fidelity® VIP High Income Portfolio - Initial Class	251,170	251,170	251,170
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	94,865	94,865	94,865
Fidelity® VIP Overseas Portfolio - Initial Class	276,804	276,804	276,804
MFS® VIT Total Return Series - Initial Class	60,718	60,718	60,718
MFS® VIT Utilities Series - Initial Class	240,194	240,194	240,194
MFS® VIT II Income Portfolio - Initial Class	4,682	4,682	4,682
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	34,847	34,847	34,847
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	1,237	1,237	1,237
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	350,893	350,893	350,893
See accompanying notes

CIGNA Variable Annuity Separate Account I
Statements of operations
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$—	$(3,570)	$(3,570)	$967	$—	$967	$104,753	$102,150
Alger Large Cap Growth Portfolio - Class I-2	—	(11,762)	(11,762)	15,953	—	15,953	301,743	305,934
Alger Mid Cap Growth Portfolio - Class I-2	—	(8,216)	(8,216)	(7,023)	—	(7,023)	125,108	109,869
Alger Small Cap Growth Portfolio - Class I-2	2,033	(6,803)	(4,770)	(5,262)	—	(5,262)	44,130	34,098
Fidelity® VIP Asset Manager Portfolio - Initial Class	217	(248)	(31)	2,312	121	2,433	(683)	1,719
Fidelity® VIP Equity-Income Portfolio - Initial Class	8,562	(6,232)	2,330	4,339	27,918	32,257	26,281	60,868
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,973	(1,037)	2,936	—	—	—	—	2,936
Fidelity® VIP High Income Portfolio - Initial Class	14,805	(3,214)	11,591	(3,329)	—	(3,329)	9,771	18,033
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,340	(1,247)	2,093	(598)	—	(598)	(1,056)	439
Fidelity® VIP Overseas Portfolio - Initial Class	4,707	(3,722)	985	1,393	13,046	14,439	(5,405)	10,019
MFS® VIT Total Return Series - Initial Class	2,044	(975)	1,069	2,256	3,958	6,214	(2,045)	5,238
MFS® VIT Utilities Series - Initial Class	5,485	(3,067)	2,418	2,107	6,768	8,875	11,706	22,999
MFS® VIT II Income Portfolio - Initial Class	183	(68)	115	(154)	—	(154)	142	103
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(685)	(685)	5,485	1,937	7,422	3,622	10,359
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	68	(21)	47	(57)	—	(57)	86	76
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	753	(4,291)	(3,538)	3,562	16,217	19,779	53,513	69,754
See accompanying notes

CIGNA Variable Annuity Separate Account I
Statements of changes in net assets
Years Ended December 31, 2023 and 2024

	Alger Capital Appreciation Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2	Alger Small Cap Growth Portfolio - Class I-2	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$156,191	$621,517	$510,511	$447,924	$21,834	$412,929	$83,646	$231,357

Changes From Operations:
Net investment income (loss)	(2,469)	(9,191)	(7,094)	(6,100)	250	2,754	2,756	10,372
Net realized gain (loss) on investments	(147)	(7,432)	(18,654)	(10,281)	252	13,282	—	(2,428)
Net change in unrealized appreciation or depreciation on investments	67,132	204,260	131,946	82,640	2,006	21,676	—	12,700
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,516	187,637	106,198	66,259	2,508	37,712	2,756	20,644

Changes From Unit Transactions:
Net unit transactions	207	(33,782)	(30,396)	(9,300)	(6)	(5,211)	(7,532)	(6,058)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	207	(33,782)	(30,396)	(9,300)	(6)	(5,211)	(7,532)	(6,058)

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,723	153,855	75,802	56,959	2,502	32,501	(4,776)	14,586

NET ASSETS AT DECEMBER 31, 2023	220,914	775,372	586,313	504,883	24,336	445,430	78,870	245,943

Changes From Operations:
Net investment income (loss)	(3,570)	(11,762)	(8,216)	(4,770)	(31)	2,330	2,936	11,591
Net realized gain (loss) on investments	967	15,953	(7,023)	(5,262)	2,433	32,257	—	(3,329)
Net change in unrealized appreciation or depreciation on investments	104,753	301,743	125,108	44,130	(683)	26,281	—	9,771
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	102,150	305,934	109,869	34,098	1,719	60,868	2,936	18,033

Changes From Unit Transactions:
Net unit transactions	147	(67,336)	(43,000)	(5,716)	(17,640)	(17,477)	(1,588)	(12,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	147	(67,336)	(43,000)	(5,716)	(17,640)	(17,477)	(1,588)	(12,806)

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,297	238,598	66,869	28,382	(15,921)	43,391	1,348	5,227

NET ASSETS AT DECEMBER 31, 2024	$323,211	$1,013,970	$653,182	$533,265	$8,415	$488,821	$80,218	$251,170
See accompanying notes

CIGNA Variable Annuity Separate Account I
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	MFS® VIT Total Return Series - Initial Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT II Income Portfolio - Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	Neuberger Berman AMT Short Duration Bond Portfolio - I Class	Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$96,663	$237,391	$75,893	$260,186	$7,151	$51,623	$2,553	$246,391

Changes From Operations:
Net investment income (loss)	1,224	(631)	579	5,101	120	(713)	58	(2,498)
Net realized gain (loss) on investments	(766)	2,750	3,766	18,415	(343)	(122)	(77)	6,023
Net change in unrealized appreciation or depreciation on investments	4,117	41,526	2,439	(32,079)	601	9,233	116	55,516
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,575	43,645	6,784	(8,563)	378	8,398	97	59,041

Changes From Unit Transactions:
Net unit transactions	(3,802)	(12,057)	(1,096)	(25,488)	(1,912)	(2,310)	(721)	(17,507)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,802)	(12,057)	(1,096)	(25,488)	(1,912)	(2,310)	(721)	(17,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	773	31,588	5,688	(34,051)	(1,534)	6,088	(624)	41,534

NET ASSETS AT DECEMBER 31, 2023	97,436	268,979	81,581	226,135	5,617	57,711	1,929	287,925

Changes From Operations:
Net investment income (loss)	2,093	985	1,069	2,418	115	(685)	47	(3,538)
Net realized gain (loss) on investments	(598)	14,439	6,214	8,875	(154)	7,422	(57)	19,779
Net change in unrealized appreciation or depreciation on investments	(1,056)	(5,405)	(2,045)	11,706	142	3,622	86	53,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	439	10,019	5,238	22,999	103	10,359	76	69,754

Changes From Unit Transactions:
Net unit transactions	(3,010)	(2,194)	(26,101)	(8,940)	(1,038)	(33,223)	(768)	(6,786)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,010)	(2,194)	(26,101)	(8,940)	(1,038)	(33,223)	(768)	(6,786)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,571)	7,825	(20,863)	14,059	(935)	(22,864)	(692)	62,968

NET ASSETS AT DECEMBER 31, 2024	$94,865	$276,804	$60,718	$240,194	$4,682	$34,847	$1,237	$350,893
See accompanying notes

CIGNA Variable Annuity Separate Account I
Notes to financial statements
December 31, 2024
1. Accounting Policies and Variable Account Information
The Variable Account: CIGNA Variable Annuity Separate Account I (the Variable Account) is a segregated investment account of CIGNA Life Insurance Company (CIGNA Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CIGNA Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Variable Account are owned by CIGNA Life, but are not available to meet the general obligations of CIGNA Life. The Variable Account only offers one product (Flexible Payment Deferred) at one fee rate.
Effective January 1, 1998, CIGNA Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life). Although CIGNA Life is responsible for all policy terms and conditions, Lincoln Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventeen mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:
Alger Capital Appreciation Portfolio - Class I-2
Alger Large Cap Growth Portfolio - Class I-2
Alger Mid Cap Growth Portfolio - Class I-2
Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Government Money Market Fund - Institutional Shares*

MFS® Variable Insurance Trust:
MFS® VIT Total Return Series - Initial Class
MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:
MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
* Available fund with no money invested at December 31, 2024
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2024. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Government Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CIGNA Life, which is taxed as a “life insurance company” under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.
Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by CIGNA Life, are offset by transfers to or from CIGNA Life.
Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by CIGNA Life to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2024 and 2023.

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates
CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable subaccount the daily equivalent of 1.20%, at an effective annual rate, of the current value of each subaccount's assets for the assumption of these risks. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations.
CIGNA Life also deducts a daily administrative fee from assets of each variable subaccount as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%. The administrative fee for each of the variable subaccounts are reported in the Statements of operations.
As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable subaccount of the participant or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract. Fixed subaccounts are part of the general account of CIGNA Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable subaccounts for the years ended December 31, 2024 and 2023, amounted to $900 and $1,030, respectively.
For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participants. The optional death benefit fee will be deducted from the participant's fixed or variable subaccount or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract on the date of each contract anniversary. No optional death benefit fees were paid to CIGNA Life for the year ended December 31, 2024. Optional death benefit fees paid to CIGNA Life amounted to $20,280 for the year ended December 31, 2023.
Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between subaccounts. No transfer fees were deducted for the years ended December 31, 2024 and 2023.
No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. For the year ended December 31, 2024 and 2023, there were no withdrawal charges paid.
Withdrawal, account and all other charges are included within Net unit transactions on the Statements of changes in net assets.

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2024, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Alger Capital Appreciation Portfolio - Class I-2	2024		1.30%	1.30%	198.05	198.05	1,632	323,211	46.22%	46.22%	0.00%
	2023		1.30%	1.30%	135.45	135.45	1,631	220,914	41.28%	41.28%	0.00%
	2022		1.30%	1.30%	95.87	95.87	1,629	156,191	-37.34%	-37.34%	0.00%
	2021		1.30%	1.30%	153.01	153.01	1,990	304,488	17.59%	17.59%	0.00%
	2020		1.30%	1.30%	130.12	130.12	2,549	331,736	39.92%	39.92%	0.00%

Alger Large Cap Growth Portfolio - Class I-2	2024		1.30%	1.30%	96.49	96.49	10,509	1,013,970	41.04%	41.04%	0.00%
	2023		1.30%	1.30%	68.41	68.41	11,334	775,372	30.96%	30.96%	0.00%
	2022		1.30%	1.30%	52.24	52.24	11,898	621,517	-39.45%	-39.45%	0.00%
	2021		1.30%	1.30%	86.27	86.27	12,551	1,082,813	10.40%	10.40%	0.00%
	2020		1.30%	1.30%	78.15	78.15	12,861	1,005,073	64.87%	64.87%	0.19%

Alger Mid Cap Growth Portfolio - Class I-2	2024		1.30%	1.30%	89.05	89.05	7,335	653,182	19.51%	19.51%	0.00%
	2023		1.30%	1.30%	74.52	74.52	7,868	586,313	21.58%	21.58%	0.00%
	2022		1.30%	1.30%	61.29	61.29	8,330	510,511	-36.90%	-36.90%	0.00%
	2021		1.30%	1.30%	97.13	97.13	9,043	878,315	2.86%	2.86%	0.00%
	2020		1.30%	1.30%	94.43	94.43	9,231	871,678	62.50%	62.50%	0.00%

Alger Small Cap Growth Portfolio - Class I-2	2024		1.30%	1.30%	39.73	39.73	13,424	533,265	6.73%	6.73%	0.39%
	2023		1.30%	1.30%	37.22	37.22	13,565	504,883	14.99%	14.99%	0.00%
	2022		1.30%	1.30%	32.37	32.37	13,838	447,924	-38.82%	-38.82%	0.00%
	2021		1.30%	1.30%	52.90	52.90	14,713	778,366	-7.27%	-7.27%	0.00%
	2020		1.30%	1.30%	57.05	57.05	15,628	891,659	64.99%	64.99%	1.10%

Fidelity® VIP Asset Manager Portfolio - Initial Class	2024		1.30%	1.30%	39.32	39.32	214	8,415	7.10%	7.10%	1.14%
	2023		1.30%	1.30%	36.71	36.71	663	24,336	11.48%	11.48%	2.39%
	2022		1.30%	1.30%	32.93	32.93	663	21,834	-16.04%	-16.04%	2.10%
	2021		1.30%	1.30%	39.22	39.22	663	26,010	8.50%	8.50%	1.64%
	2020		1.30%	1.30%	36.15	36.15	663	23,977	13.39%	13.39%	1.53%

Fidelity® VIP Equity-Income Portfolio - Initial Class	2024		1.30%	1.30%	64.08	64.08	7,629	488,821	13.86%	13.86%	1.79%
	2023		1.30%	1.30%	56.28	56.28	7,915	445,430	9.22%	9.22%	1.96%
	2022		1.30%	1.30%	51.53	51.53	8,014	412,929	-6.19%	-6.19%	1.85%
	2021		1.30%	1.30%	54.92	54.92	8,976	492,983	23.28%	23.28%	1.85%
	2020		1.30%	1.30%	44.55	44.55	10,247	456,523	5.32%	5.32%	1.83%

Fidelity® VIP Government Money Market Portfolio - Initial Class	2024		1.30%	1.30%	13.47	13.47	5,957	80,218	3.75%	3.75%	4.99%

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		1.30%	1.30%	12.98	12.98	6,076	78,870	3.54%	3.54%	4.78%
	2022		1.30%	1.30%	12.54	12.54	6,672	83,646	0.13%	0.13%	1.42%
	2021		1.30%	1.30%	12.52	12.52	7,247	90,736	-1.28%	-1.28%	0.01%
	2020		1.30%	1.30%	12.68	12.68	7,738	98,142	-0.98%	-0.98%	0.32%

Fidelity® VIP High Income Portfolio - Initial Class	2024		1.30%	1.30%	24.61	24.61	10,206	251,170	7.56%	7.56%	5.99%
	2023		1.30%	1.30%	22.88	22.88	10,750	245,943	9.05%	9.05%	5.68%
	2022		1.30%	1.30%	20.98	20.98	11,028	231,357	-12.52%	-12.52%	4.97%
	2021		1.30%	1.30%	23.98	23.98	11,686	280,265	3.06%	3.06%	5.29%
	2020		1.30%	1.30%	23.27	23.27	12,488	290,601	1.42%	1.42%	5.03%

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2024		1.30%	1.30%	23.56	23.56	4,027	94,865	0.47%	0.47%	3.48%
	2023		1.30%	1.30%	23.45	23.45	4,156	97,436	4.83%	4.83%	2.58%
	2022		1.30%	1.30%	22.37	22.37	4,322	96,663	-14.09%	-14.09%	2.22%
	2021		1.30%	1.30%	26.03	26.03	4,888	127,258	-1.89%	-1.89%	1.99%
	2020		1.30%	1.30%	26.53	26.53	5,774	153,216	7.98%	7.98%	2.18%

Fidelity® VIP Overseas Portfolio - Initial Class	2024		1.30%	1.30%	32.22	32.22	8,591	276,804	3.70%	3.70%	1.64%
	2023		1.30%	1.30%	31.07	31.07	8,657	268,979	18.95%	18.95%	1.05%
	2022		1.30%	1.30%	26.12	26.12	9,088	237,391	-25.46%	-25.46%	1.02%
	2021		1.30%	1.30%	35.04	35.04	10,250	359,174	18.15%	18.15%	0.53%
	2020		1.30%	1.30%	29.66	29.66	10,462	310,297	14.12%	14.12%	0.45%

MFS® VIT Total Return Series - Initial Class	2024		1.30%	1.30%	50.46	50.46	1,203	60,718	6.36%	6.36%	2.73%
	2023		1.30%	1.30%	47.44	47.44	1,720	81,581	9.02%	9.02%	2.05%
	2022		1.30%	1.30%	43.52	43.52	1,744	75,893	-10.75%	-10.75%	1.61%
	2021		1.30%	1.30%	48.76	48.76	2,416	117,813	12.64%	12.64%	1.67%
	2020		1.30%	1.30%	43.29	43.29	3,816	165,159	8.39%	8.39%	2.30%

MFS® VIT Utilities Series - Initial Class	2024		1.30%	1.30%	104.50	104.50	2,299	240,194	10.22%	10.22%	2.32%
	2023		1.30%	1.30%	94.81	94.81	2,385	226,135	-3.37%	-3.37%	3.47%
	2022		1.30%	1.30%	98.12	98.12	2,652	260,186	-0.55%	-0.55%	2.42%
	2021		1.30%	1.30%	98.66	98.66	2,897	285,806	12.62%	12.62%	1.81%
	2020		1.30%	1.30%	87.60	87.60	2,827	247,614	4.53%	4.53%	2.33%

MFS® VIT II Income Portfolio - Initial Class	2024		1.30%	1.30%	22.97	22.97	204	4,682	1.91%	1.91%	3.51%
	2023		1.30%	1.30%	22.54	22.54	249	5,617	6.20%	6.20%	3.29%
	2022		1.30%	1.30%	21.22	21.22	337	7,151	-14.82%	-14.82%	2.56%
	2021		1.30%	1.30%	24.91	24.91	1,082	26,947	-0.83%	-0.83%	3.13%

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		1.30%	1.30%	25.12	25.12	1,227	30,816	7.94%	7.94%	3.64%

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2024		1.30%	1.30%	48.55	48.55	718	34,847	22.42%	22.42%	0.00%
	2023		1.30%	1.30%	39.66	39.66	1,455	57,711	16.62%	16.62%	0.00%
	2022		1.30%	1.30%	34.01	34.01	1,518	51,623	-29.66%	-29.66%	0.00%
	2021		1.30%	1.30%	48.34	48.34	1,752	84,696	11.53%	11.53%	0.00%
	2020		1.30%	1.30%	43.34	43.34	1,886	81,748	38.17%	38.17%	0.00%

Neuberger Berman AMT Short Duration Bond Portfolio - I Class	2024		1.30%	1.30%	14.73	14.73	84	1,237	4.73%	4.73%	4.24%
	2023		1.30%	1.30%	14.07	14.07	137	1,929	4.53%	4.53%	4.04%
	2022		1.30%	1.30%	13.46	13.46	190	2,553	-6.41%	-6.41%	3.55%
	2021		1.30%	1.30%	14.38	14.38	374	5,379	-0.56%	-0.56%	2.53%
	2020		1.30%	1.30%	14.46	14.46	414	5,986	2.13%	2.13%	2.22%

Neuberger Berman AMT Sustainable Equity Portfolio - I Class	2024		1.30%	1.30%	81.65	81.65	4,297	350,893	24.22%	24.22%	0.23%
	2023		1.30%	1.30%	65.73	65.73	4,380	287,925	25.26%	25.26%	0.35%
	2022		1.30%	1.30%	52.48	52.48	4,695	246,391	-19.51%	-19.51%	0.43%
	2021		1.30%	1.30%	65.19	65.19	5,333	347,703	21.88%	21.88%	0.38%
	2020		1.30%	1.30%	53.49	53.49	5,533	295,984	18.02%	18.02%	0.62%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2024:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$76	$3,499
Alger Large Cap Growth Portfolio - Class I-2	—	79,098
Alger Mid Cap Growth Portfolio - Class I-2	—	51,216
Alger Small Cap Growth Portfolio - Class I-2	2,044	12,530
Fidelity® VIP Asset Manager Portfolio - Initial Class	337	17,887
Fidelity® VIP Equity-Income Portfolio - Initial Class	36,446	23,675
Fidelity® VIP Government Money Market Portfolio - Initial Class	4,461	3,113
Fidelity® VIP High Income Portfolio - Initial Class	14,788	16,003
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,405	4,322
Fidelity® VIP Overseas Portfolio - Initial Class	17,733	5,896
MFS® VIT Total Return Series - Initial Class	6,079	27,153
MFS® VIT Utilities Series - Initial Class	12,244	11,998
MFS® VIT II Income Portfolio - Initial Class	263	1,186
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	1,936	33,907
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	68	789
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	16,958	11,065
5. Investments
The following is a summary of investments owned at December 31, 2024:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	2,789	$115.87	$323,211	$198,326
Alger Large Cap Growth Portfolio - Class I-2	11,369	89.19	1,013,970	681,616
Alger Mid Cap Growth Portfolio - Class I-2	32,019	20.40	653,182	671,420
Alger Small Cap Growth Portfolio - Class I-2	29,942	17.81	533,265	749,756
Fidelity® VIP Asset Manager Portfolio - Initial Class	512	16.45	8,415	7,502
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,384	26.59	488,821	413,045
Fidelity® VIP Government Money Market Portfolio - Initial Class	80,218	1.00	80,218	80,218
Fidelity® VIP High Income Portfolio - Initial Class	53,214	4.72	251,170	303,136
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,640	10.98	94,865	109,157
Fidelity® VIP Overseas Portfolio - Initial Class	10,868	25.47	276,804	232,680
MFS® VIT Total Return Series - Initial Class	2,609	23.27	60,718	56,087
MFS® VIT Utilities Series - Initial Class	7,019	34.22	240,194	198,564
MFS® VIT II Income Portfolio - Initial Class	563	8.31	4,682	5,397
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	1,114	31.28	34,847	28,656
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	128	9.66	1,237	1,359
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	8,788	39.93	350,893	235,930

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	2	(1)	1
Alger Large Cap Growth Portfolio - Class I-2	—	(825)	(825)
Alger Mid Cap Growth Portfolio - Class I-2	—	(533)	(533)
Alger Small Cap Growth Portfolio - Class I-2	8	(149)	(141)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(449)	(449)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1	(287)	(286)
Fidelity® VIP Government Money Market Portfolio - Initial Class	47	(166)	(119)
Fidelity® VIP High Income Portfolio - Initial Class	—	(544)	(544)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4	(133)	(129)
Fidelity® VIP Overseas Portfolio - Initial Class	—	(66)	(66)
MFS® VIT Total Return Series - Initial Class	2	(519)	(517)
MFS® VIT Utilities Series - Initial Class	—	(86)	(86)
MFS® VIT II Income Portfolio - Initial Class	4	(49)	(45)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(737)	(737)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(53)	(53)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	(83)	(83)
The change in units outstanding for the year ended December 31, 2023, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	3	(1)	2
Alger Large Cap Growth Portfolio - Class I-2	310	(874)	(564)
Alger Mid Cap Growth Portfolio - Class I-2	112	(574)	(462)
Alger Small Cap Growth Portfolio - Class I-2	8	(281)	(273)
Fidelity® VIP Equity-Income Portfolio - Initial Class	5	(104)	(99)
Fidelity® VIP Government Money Market Portfolio - Initial Class	984	(1,580)	(596)
Fidelity® VIP High Income Portfolio - Initial Class	—	(278)	(278)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4	(170)	(166)
Fidelity® VIP Overseas Portfolio - Initial Class	158	(589)	(431)
MFS® VIT Total Return Series - Initial Class	91	(115)	(24)
MFS® VIT Utilities Series - Initial Class	—	(267)	(267)
MFS® VIT II Income Portfolio - Initial Class	3	(91)	(88)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	4	(67)	(63)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(53)	(53)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	(315)	(315)
7. Subsequent Events
Management evaluated subsequent events through April 24, 2025, the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of CIGNA Life Insurance Company and Contract Owners of CIGNA Variable Annuity Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CIGNA Variable Annuity Separate Account I (“Variable Account”), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Variable Account’s Auditor since at least 2009, but we are unable to determine the specific year.
Philadelphia, Pennsylvania
April 24, 2025

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024